EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Disclosure of ownership interest, voting interest, and carrying value of joint ventures
The following table presents the economic interest, voting interest and carrying value of the partnership’s equity accounted investments as at December 31, 2022 and 2021:

(US$ MILLIONS, except as noted)	Economic interest (%)		Voting interest (%)		Carrying value
	2022	2021	2022	2021	2022	2021
Business services	14% - 50%	14% - 70%	14% - 50%	14% - 57%	$243	$23
Infrastructure services	17% - 50%	17% - 50%	17% - 50%	17% - 50%	889	670
Industrials	9% - 54%	9% - 54%	9% - 50%	24% - 50%	933	787
Total					$2,065	$1,480

Disclosure of ownership interest, voting interest, and carrying value of associates
The following table presents the economic interest, voting interest and carrying value of the partnership’s equity accounted investments as at December 31, 2022 and 2021:

(US$ MILLIONS, except as noted)	Economic interest (%)		Voting interest (%)		Carrying value
	2022	2021	2022	2021	2022	2021
Business services	14% - 50%	14% - 70%	14% - 50%	14% - 57%	$243	$23
Infrastructure services	17% - 50%	17% - 50%	17% - 50%	17% - 50%	889	670
Industrials	9% - 54%	9% - 54%	9% - 50%	24% - 50%	933	787
Total					$2,065	$1,480

Disclosure of change in equity investments
The following table presents the change in the equity accounted investments balance for the years ended December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Balance at beginning of year	$1,480	$1,690
Acquisitions through business combinations (1)	461	20
Additions	134	430
Dispositions	—	(534)
Impairment	—	(29)
Share of net income	165	13
Share of other comprehensive income (loss)	2	(16)
Distributions received	(167)	(89)
Foreign currency translation	(10)	(5)
Balance at end of period	$2,065	$1,480
____________________________________
(1)See Note 3 for additional information.

Disclosure of interests in joint ventures
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as at December 31, 2022 and 2021:

	Year ended December 31, 2022
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$372	$432	$804	$337	$107	$444	$360
Infrastructure services	2,529	8,458	10,987	1,595	5,695	7,290	3,697
Industrials	1,682	2,353	4,035	789	566	1,355	2,680
Total	$4,583	$11,243	$15,826	$2,721	$6,368	$9,089	$6,737

	Year ended December 31, 2021
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$380	$1,377	$1,757	$417	$1,656	$2,073	$(316)
Infrastructure services	1,545	7,749	9,294	873	5,571	6,444	2,850
Industrials	1,421	1,169	2,590	640	330	970	1,620
Total	$3,346	$10,295	$13,641	$1,930	$7,557	$9,487	$4,154
The following tables summarize the gross amounts of revenues, net income and other comprehensive income from the partnership’s equity accounted investments for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31, 2022
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$621	$197	$5	$202
Infrastructure services	5,614	95	2	97
Industrials	3,462	456	9	465
Total	$9,697	$748	$16	$764

	Year ended December 31, 2021
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$315	$51	$(6)	$45
Infrastructure services	4,900	(294)	(99)	(393)
Industrials	3,082	424	(4)	420
Total	$8,297	$181	$(109)	$72

	Year ended December 31, 2020
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$252	$(18)	$8	$(10)
Infrastructure services	4,080	(123)	31	(92)
Industrials	2,713	133	—	133
Total	$7,045	$(8)	$39	$31

Disclosure of interests in associates
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as at December 31, 2022 and 2021:

	Year ended December 31, 2022
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$372	$432	$804	$337	$107	$444	$360
Infrastructure services	2,529	8,458	10,987	1,595	5,695	7,290	3,697
Industrials	1,682	2,353	4,035	789	566	1,355	2,680
Total	$4,583	$11,243	$15,826	$2,721	$6,368	$9,089	$6,737

	Year ended December 31, 2021
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$380	$1,377	$1,757	$417	$1,656	$2,073	$(316)
Infrastructure services	1,545	7,749	9,294	873	5,571	6,444	2,850
Industrials	1,421	1,169	2,590	640	330	970	1,620
Total	$3,346	$10,295	$13,641	$1,930	$7,557	$9,487	$4,154
The following tables summarize the gross amounts of revenues, net income and other comprehensive income from the partnership’s equity accounted investments for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31, 2022
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$621	$197	$5	$202
Infrastructure services	5,614	95	2	97
Industrials	3,462	456	9	465
Total	$9,697	$748	$16	$764

	Year ended December 31, 2021
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$315	$51	$(6)	$45
Infrastructure services	4,900	(294)	(99)	(393)
Industrials	3,082	424	(4)	420
Total	$8,297	$181	$(109)	$72

	Year ended December 31, 2020
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$252	$(18)	$8	$(10)
Infrastructure services	4,080	(123)	31	(92)
Industrials	2,713	133	—	133
Total	$7,045	$(8)	$39	$31

Disclosure of fair value of equity accounted investments

	2022		2021
(US$ MILLIONS)	Public price	Carrying value	Public price	Carrying value
Business services	$35	$—	$43	$—
Industrials	107	336	265	304
Total	$142	$336	$308	$304